Common Stock (Details) - USD ($)			12 Months Ended
	Jul. 21, 2023	Apr. 27, 2023	Dec. 31, 2023	Dec. 31, 2022
Common Stock
Number of shares of common stock authorized			500,000,000	207,450,050
Common stock, par value per share			$ 0.0001	$ 0.0001
Common stock, shares issued			37,159,600	138,848,177
Priveterra common stock, outstanding prior to the Merger			37,159,600	138,825,356
Amount of cash dividend has been declared			$ 0	$ 0
Number of votes per share			one	one
Number of shares to be received prior to merger	2.328
Number of common stock issued on conversion	1
Total common stock reserved			38,876,675	59,178,609
Stock options issued and outstanding
Common Stock
Total common stock reserved			3,846,972	9,694,890
Shares available for future issuance under the stock incentive plan
Common Stock
Total common stock reserved			3,536,710	27,884,000
Convertible preferred stock warrants outstanding
Common Stock
Total common stock reserved				342,011
Founder Shares
Common Stock
Common stock, par value per share	$ 0.0001
Priveterra common stock, outstanding prior to the Merger	6,900,000
Number of common stock issued on conversion	1
Number of founder shares subject to vesting and forfeiture conditions.	3,450,000	3,450,000